CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Apr. 30, 2021	Oct. 31, 2020	Oct. 31, 2019
Current Assets
Cash	$ 195,915	$ 590,797	$ 132,557
Accounts receivable, net of allowance for bad debts	78,175	29,385	26,031
Prepaid expenses	126,331	78,790	121,394
Inventories	153,961	146,811	77,963
Total Current Assets	554,382	845,783	357,945
Property and equipment, net	386,642	365,234	263,315
Other assets - right of use	319,461	105,355	22,813
Security deposits	47,682	17,800	5,000
TOTAL ASSETS	1,308,167	1,334,172	649,073
Current Liabilities
Accounts payable and accrued expenses	1,598,028	765,652	552,426
Accrued liabilities to management	1,271,042	1,156,295	631,809
Notes payable	4,392	6,949	212,438
Advances from affiliate	220,897	220,897	220,897
Finance lease obligations	56,002	50,843	72,208
Operating lease obligations	112,349	38,037	22,813
Convertible debentures	144,000	175,000	220,000
Liabilities attributable to discontinued operations	125,851	125,851	125,851
Total Current Liabilities	3,532,561	2,539,524	2,058,442
Long term finance lease obligations	86,946	119,146	153,180
Long term operating lease obligations	207,113	67,318	0
Total Liabilities	3,826,620	2,725,988
Commitments and contingencies
Stockholders' Deficit
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 1,095,469,695 and 939,942,783 shares issued and outstanding, respectively	1,095,470	939,943	502,937
Additional paid-in capital	35,643,766	26,536,430	14,219,736
Accumulated deficit	(39,257,689)	(28,868,189)	(16,285,222)
Total Stockholders' Deficit	(2,518,453)	(1,391,816)	(1,562,549)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 1,308,167	$ 1,334,172	$ 649,073